BNY MELLON ABSOLUTE INSIGHT FUNDS, INC.

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York 10166

December 4, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Frank Buda

Re:	BNY Mellon Absolute Insight Funds, Inc. (Registration Nos: 333-202460 and 811-23036)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the above referenced Registrant hereby certifies that:

(1)	the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Act for BNY Mellon Insight Core Plus Fund, a series of the Registrant, would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 15"); and

(2)	the text of Post-Effective Amendment No. 15 was filed electronically on November 28, 2017.

BNY MELLON ABSOLUTE INSIGHT FUNDS, INC.

By: /s/ Jeff Prusnofsky

Jeff Prusnofsky

Vice President